TRANSACTIONS WITH AFFILIATES AND AFFILIATED ENTITIES	12 Months Ended
Dec. 31, 2014
TRANSACTIONS WITH AFFILIATES AND AFFILIATED ENTITIES [Abstract]
TRANSACTIONS WITH AFFILIATES AND AFFILIATED ENTITIES

10.	TRANSACTIONS WITH AFFILIATES AND AFFILIATED ENTITIES
Management Agreements

In conjunction with the spin-off, New Senior entered into a management agreement (the “Management Agreement”) with the Manager dated November 6, 2014 (effective November 7, 2014), under which the Manager advises the Company on various aspects of its business and manages its day-to-day operations, subject to the supervision of the Company’s board of directors. For its management services, the Manager is entitled to a fee of 1.5% per annum of the Company’s gross equity. Gross equity is generally defined as the equity invested by Newcastle as of the distribution date calculated and payable monthly in arrears in cash, plus the aggregate offering price from stock offerings, plus certain capital contributions to subsidiaries, less capital distributions (calculated without regard to depreciation and amortization) and repurchases of common stock. Between November 7, 2014 and December 31, 2014, the Company incurred $1,860 in management fees under the Management Agreement which has been included in the management fee to affiliate caption of the Consolidated Statements of Operations.

The Manager is entitled to receive, on a quarterly basis, incentive compensation on a cumulative, but not compounding basis, in an amount equal to the product of (A) 25% of the dollar amount by which (1)(a) funds from operations (as defined in the Management Agreement) before the incentive compensation per share of common stock, plus (b) gains (or losses) from sales of property per share of common stock, plus (c) internal and third party acquisition-related expenses, plus (d) unconsummated transaction expenses, and plus (e) Other Non-Routine Items, exceed (2) an amount equal to (a) the weighted average value per share of the equity invested by Newcastle in the assets of the Company (including total cash contributed to the Company) as of the distribution date and the price per share of the Company’s common stock in any offerings by the Company (adjusted for prior capital dividends or capital distributions, which shall be calculated without regard to depreciation and amortization) multiplied by (b) a simple interest rate of 10% per annum, multiplied by (B) the weighted average number of shares of common stock outstanding. The Manager earned no incentive compensation during the period from November 7, 2014 to December 31, 2014.

Because the Manager’s employees perform certain legal, accounting, due diligence tasks and other services that outside professionals or outside consultants otherwise would perform, the Manager is paid or reimbursed for the cost of performing such tasks, provided that such costs and reimbursements are no greater than those which would be paid to outside professionals or consultants on an arm’s-length basis. The Company is also required to pay all operating expenses, except those specifically required to be borne by the Manager under the Management Agreement. The Company is required to pay expenses that include, but are not limited to, issuance and transaction costs incidental to the sourcing, evaluation, acquisition, management, disposition, and financing of the Company’s investments, legal, underwriting, sourcing, asset management and auditing fees and expenses, the compensation and expenses of independent directors, the costs associated with the establishment and maintenance of any credit facilities and other indebtedness of the Company (including commitment fees, legal fees, closing costs, etc.), expenses associated with other securities offerings of the Company, the costs of printing and mailing proxies and reports to the Company’s stockholders, costs incurred by employees or agents of the Manager for travel on the Company’s behalf, costs associated with any computer software or hardware that is solely used by the Company, costs to obtain liability insurance to indemnify directors and officers and the compensation and expenses of the Company’s transfer agent. During the period from November 7, 2014 to December 31, 2014, the Company reimbursed the Manager for $1,551 for other tasks and services under the Management Agreement.

As of, and for the Successor periods prior to, November 6, 2014, the Company was not party to a stand-alone management agreement with the Manager. However, the Company was allocated a portion of the fees paid by Newcastle to the Manager for management services in the amount of $6,610, $1,796 and $464 for the period from January 1, 2014 to November 6, 2014, for the year ended December 31, 2013 and for the period from July 18, 2012 to December 31, 2012, respectively.

Newcastle’s management agreement with the Manager provides that Newcastle reimburses the Manager for various expenses incurred by the Manager or its officers, employees and agents on its behalf, including costs of legal, accounting, tax, auditing, administrative and other similar services rendered for Newcastle by providers retained by the Manager or, if provided by the Manager's employees, based on amounts which are no greater than those which would be payable to outside professionals or consultants engaged to perform such services pursuant to agreements negotiated on an arm's-length basis. Newcastle’s Manager was also entitled to receive an incentive return on a cumulative, but not compounding basis, and subject to certain performance targets and contingent events. Because none of the conditions requiring an incentive payment by Newcastle to the Manager were met, no incentive expense was allocated to the Company. As such, no incentive expense was allocated to the Company.

Property Management Agreements

Within the Company’s Managed Properties segment, the Company is party to Property Management Agreements with Blue Harbor and Holiday, both affiliates of Fortress, to manage a portion of its senior housing properties. Pursuant to these Property Management Agreements, the Company pays monthly property management fees. For AL/MC properties managed by Blue Harbor and Holiday, the Company pays management fees equal to 6% of effective gross income for the first two years and 7% thereafter. For IL-only properties managed by Blue Harbor and Holiday, the Company pays management fees equal to 5% of effective gross income. Property management fees are included in property operating expense. Property operating expense for Property Managers affiliated with Fortress include property management fees of $9,327, $4,976 and $1,082 and travel reimbursement costs of $318, $181 and $35 for the year ended December 31, 2014, December 31, 2013 and the period from July 18, 2012 to December 31, 2012, respectively. The payroll expense is structured as a reimbursement to the Property Manager, who is the employer of record. The Company reimbursed the Property Managers affiliated with Fortress for approximately $58,017, $32,520 and $6,761 of property-level payroll expenses relating to the Company’s operations during the year ended December 31, 2014, December 31, 2013 and the period from July 18, 2012 to December 31, 2012, respectively. The Property Management Agreements with affiliated managers have an initial term of 10 years and provide for automatic one-year extensions after the initial term, subject to termination rights.

During the Predecessor period, the Company was party to property management agreements with Regent Assisted Living, Inc. and BPM Senior Housing Company to manage its senior housing properties. BPM Senior Housing Company was also the employer of record. Pursuant to these property management agreements, the Company paid management fees equal to 5% of the property’s effective gross income, as defined in the respective agreements. During the period from January 1, 2012 to July 17, 2012, property management fees expensed in property operating expense amounted to $988. Additionally, the Company reimbursed payroll costs of $3,538 for the period from January 1, 2012 to July 17, 2012.

Triple Net Lease Agreements

Within the Company’s Triple Net Lease segment, the Company is party to triple net master leases with the tenant for the Holiday Portfolios. Pursuant to the leases, the tenant pays monthly lease payments at a fixed rate through the lease term which expires in 2031. For the year ended December 31, 2014, December 31, 2013 and period from July 18, 2012 to December 31, 2012, such payments amounted to $65,031, $1,399 and $0, respectively.